Consolidated Statements of Income and Comprehensive Income - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Income Statement [Abstract]
Sales	$ 57,767,081	$ 65,518,316	$ 60,386,004
Production service revenue	1,370,197
Cost of sales	(48,473,061)	(50,895,644)	(47,142,750)
Gross profit	10,664,217	14,622,672	13,243,254
Operating expenses:
Selling, general and administrative	3,938,511	4,467,058	3,341,647
Research and development	2,120,649	1,777,110	1,447,196
Bad debt	144,472		256,857
Total operating expenses	6,203,632	6,244,168	5,045,700
Operating income	4,460,585	8,378,504	8,197,554
Other income (expenses):
Interest expenses, net	(2,162,589)	(2,149,077)	(2,082,680)
Other income, net	1,277,252	222,250	470,750
Total other expenses, net	(885,337)	(1,926,827)	(1,611,930)
Income before income taxes	3,575,248	6,451,677	6,585,624
Income tax provision	(218,949)	(1,005,190)	(1,337,092)
Net income	3,356,299	5,446,487	5,248,532
Net income attributable to non-controlling interests	33,563	54,465	52,485
Net income attributable to Huadi International Group Co., Ltd.	3,322,736	5,392,022	5,196,047
Net income	3,356,299	5,446,487	5,248,532
Other comprehensive income (loss):
Foreign currency translation adjustment	1,225,301	(857,879)	(628,173)
Total comprehensive income	4,581,600	4,588,608	4,620,359
Comprehensive income attributable to non-controlling interests	45,816	45,886	46,204
Comprehensive income attributable to Huadi International Group Co., Ltd.	$ 4,535,784	$ 4,542,722	$ 4,574,155
Basic and diluted earnings per share
Basic (in Dollars per share)	$ 0.34	$ 0.54	$ 0.52
Diluted (in Dollars per share)	$ 0.34	$ 0.54	$ 0.52
Weighted average numbers of common shares outstanding
Basic (in Shares)	10,000,000	10,000,000	10,000,000
Diluted (in Shares)	10,000,000	10,000,000	10,000,000